Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of financial liabilities [abstract]
Summary of Changes in Financial Liabilities
Details of financial liabilities

	As of
(in thousands of euros)	June 30, 2022	December 31, 2021
Lease liabilities – Short term	1,103	1,126
Repayable BPI loan advances – Short term	600	800
PGE*	2,326	1,086
EIB loan – Short term	5,075	5,192
Total current financial liabilities	9,104	8,204
Lease liabilities – Long term	4,855	5,393
Repayable BPI loan advances – Long term	2,247	2,259
PGE*	7,738	8,982
EIB loan – Long term	21,161	21,182
Total non-current financial liabilities	36,002	37,816
Total financial liabilities	45,106	46,020
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2022
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Financial assets
Non-current financial assets	352	60	292	352
Trade receivables	238	—	238	238
Cash and cash equivalents	63,021	—	63,021	63,021
Total assets	63,610	60	63,550	63,610
Financial liabilities
Non-current financial liabilities	36,002	—	36,002	36,002
Current financial liabilities	9,104	—	9,104	9,104
Trade payables and other payables	9,244	—	9,244	9,244
Total liabilities	53,349	—	54,349	54,349
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Summary of Conditional Advances and Interest-Free Loans from Government and Public Authorities and Bank Loans
Conditional advances, interest-free loans from government and public authorities

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	Curadigm Bpifrance advance	EIB loan	Total
As of December 31, 2021	2,266	493	300	26,374	29,433
Impact of discounting and accretion	9	5	8	4	26
Accumulated fixed interest expense accrual	16	—	—	826	842
Accumulated variable interest expense accrual	—	—	—	1,657	1,657
Repayment	—	(250)	—	(2,625)	(2,875)
As of June 30, 2022	2,291	248	308	26,236	29,084

Bank loans

(in thousands of euros)	HSBC “PGE”	Bpifrance “PGE”	Total
As of December 31, 2021	5,030	5,038	10,068
Impact of discounting and accretion	(2)	(4)	(6)
Accumulated fixed interest accrual	22	56	78
Repayment	(20)	(56)	(77)
As of June 30, 2022	5,030	5,034	10,064

Summary of Changes in Lease Liabilities
The table below shows the detail of changes in lease liabilities recognized in the statement of consolidated financial position over the six-month period ended June 30, 2022:

(in thousands of euros)	Lease liabilities
As of December 31, 2021	6,519
New lease contracts	2
Impact of discounting of the new lease contracts	—
Fixed interest expense	122
Repayment of lease	(563)
Termination of rental contract	(122)
As of June 30, 2022	5,958

Summary of Maturity Analysis for Advances Loans and Lease Liabilities
The due dates for repayment of the advances loans and lease liabilities at their nominal value and including fixed-rate interests are as follows:

	As of June 30, 2022
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	300	500	1,608	—	2,408
Interest-free Bpifrance loan	250	—	—	—	250
Curadigm interest-free Bpifrance advance	50	200	100	—	350
HSBC “PGE” (1)	1,281	2,570	1,266	—	5,177
Bpifrance “PGE” (1)	1,045	2,634	1,589	—	5,267
EIB fixed rate loan	5,075	26,253	—	—	31,328
Lease liabilities	1,103	2,207	2,198	1,128	6,636
Total	9,104	34,363	6,760	1,128	51,356
(1) The Company plans to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over 5 years with a deferral of 1 year (last reimbursement being in 2026), for the reasons mentioned in the paragraph below.